Debt - Credit Facility (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2014
Debt Disclosure [Abstract]
Line of Credit Facility, Maximum Borrowing Capacity	$ 450	$ 450
Line of Credit Facility, Remaining Borrowing Capacity	302.8	302.8
Letters of Credit Outstanding, Amount	$ 12.2	$ 12.2
Line of Credit Facility, Maximum Debt to EBITDA Ratio Allowed		4.00
Line of Credit Facility, Debt to EBITDA Ratio, Threshold for Four Consecutive Quarters		3.5
Line of Credit Facility, Additional Basis Points When Debt to EBITDA Ratio is Above Threshold	0.75%
Line of Credit Facility, Minimum EBIT to Interest Expense Ratio Allowed		3.0
Line of Credit Facility, Actual Debt to EBITDA Ratio		2.7
Line of Credit Facility, Actual EBIT to Interest Expense Ratio		5.33